Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Easterly Government Properties, Inc.
Entity Central Index Key	0001622194
Entity Emerging Growth Company	false
Securities Act File Number	001-36834
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-2047728
Entity Address, Address Line One	2001 K Street NW
Entity Address, Address Line Two	Suite 775 North
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	(202)
Local Phone Number	595-9500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DEA
Security Exchange Name	NYSE